Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
10. Stock-based Compensation
Stock Option Valuation
The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and members of the Board were as follows, presented on a weighted-average basis:

	Nine Months Ended September 30,
	2023	2022
Expected option life (years)	6.00	5.96
Risk-free interest rate	3.82%	1.80%
Expected volatility	83.36%	80.22%
Expected dividend yield	—%	—%

The following table summarizes the Company’s stock option activity for the nine months ended September 30, 2023:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	9,423,271	$7.26	8.14	$22
Granted	123,501	$1.09
Exercised	(223,273)	$0.79
Cancelled or forfeited	(3,401,052)	$7.15

Outstanding as of September 30, 2023	5,922,447	$7.43	6.32	$1,068

Exercisable as of September 30, 2023	3,606,590	$10.16	4.82	$217
The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the estimated fair value of the Company’s common stock.
The aggregate intrinsic value of options exercised during the nine months ended September 30, 2023 was $85. No options were exercised during the nine months ended September 30, 2022.
The weighted-average grant-date fair value of the Company’s stock options granted during the nine months ended September 30, 2023 and 2022 was $0.79 and $1.23, respectively.
Restricted Stock Units
The following table summarizes the Company’s restricted common stock units for the nine months ended September 30, 2023:

	Number of Shares	Weighted- Average Grant Date Fair Value
Issued and unvested as of December 31, 2022	940,392	$3.62
Granted	1,548,117	$1.65
Vested	(283,835)	$4.98
Forfeited, cancelled or expired	(979,677)	$2.02

Issued and unvested as of September 30, 2023	1,224,997	$2.10

The total fair value of restricted stock units vested during the nine months ended September 30, 2023 and 2022 was $1,367 and $7, respectively.

Stock-Based Compensation
Stock-based compensation expense was allocated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$415	$448	$1,705	$2,169
General and administrative	1,804	2,208	4,579	7,098

Total stock-based compensation expense	$2,219	$2,656	$6,284	$9,267

As of September 30, 2023, total unrecognized compensation cost related to the unvested stock-based awards was $6,282, which is expected to be recognized over a weighted-average period of 2.10 years.

9. Stock-Based Compensation
Amended and Restated 2015 Stock Option and Grant Plan
The Company’s Amended and Restated 2015 Stock Option and Grant Plan, (the “2015 Plan”) provides for the Company to issue restricted stock awards and restricted stock units, or to grant incentive stock options or non-statutory
stock options. Incentive stock options may be granted only to the Company’s employees including officers and members of the Board who are also employees. Restricted stock awards and restricted stock units and non-
statutory stock options may be granted to employees, members of the Board, outside advisors, and consultants of the Company.

The total number of common shares that may be issued under the 2015 Plan was 2,008,564 shares. Following the IPO, no further grants have been made under 2015 plan.
Shares that expire, are terminated, surrendered or cancelled under the 2015 Plan without having been fully exercised will be available for future awards under the 2018 Plan (as defined below). In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for future awards.
The 2015 Plan is administered by the Board. Equity awards granted to employees and members of the Board typically vest over four years.
2018 Stock Option and Incentive Plan
The Company’s 2018 Stock Option and Incentive Plan (the “2018 Plan”) was adopted by the Board on June 1, 2018 and approved by stockholders on June 7, 2018 and became effective upon the effectiveness of the Company’s Registration Statement on Form
S-1.
The 2018 Plan replaced the 2015 Plan as the Board determined not to make additional awards under the 2015 Plan following the pricing of the Company’s IPO. The 2018 Plan allows the Board, compensation committee or other designated committee to make equity-based and cash-based incentive awards to its officers, employees, directors and other key persons (including consultants).
The Company initially reserved 616,300 shares of its common stock for the issuance of awards under the 2018 Plan. The 2018 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2019, by 4% of the outstanding number of shares of our common stock on the immediately preceding December 31, or such lesser number of shares as determined by its Board or compensation committee (the “Plan Evergreen”). This number is subject to adjustment in the event of a stock split, stock dividend or other change in its capitalization.
On April 16, 2020, the Board adopted an amendment to the 2018 Plan (the “Amendment”), to (i) increase the number of shares of common stock currently reserved for issuance under the 2018 Plan by 3,300,000 shares and (ii) automatically terminate the 2018 Plan’s annual increase (or “evergreen”) provision after January 2022. The Amendment was approved by the Board on June 4, 2020 and the Company’s stockholders on June 4, 2020.
The number of shares of common stock available for future grant under the 2018 Plan was 5,005,295 as of December 31, 2022, which does not include the shares added to the 2018 Plan reserve on January 1, 2022 as a result of the Plan Evergreen for the year ended December 31, 2022.
During the years ended December 31, 2022 and 2021, the Company granted options to purchase 5,369,650 and, 4,253,232 shares, respectively, of common stock to employees, nonemployees and members of the Board.
2018 Employee Stock Purchase Plan
The Company’s 2018 Employee Stock Purchase Plan (the “ESPP”) was adopted by the Board on June 1, 2018 and approved by stockholders on June 7, 2018 and became effective upon the effectiveness of the Company’s Registration Statement on Form
S-1.
The ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423(b) of the Code. The ESPP initially reserves and authorizes the issuance of up to a total of 223,200 shares of common stock to participating employees. The ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2019 and each January 1 thereafter through January 1, 2028, by the least of (i) 1% of the outstanding number of shares of our common stock on the immediately preceding December 31; (ii) 1,115,700 shares or (iii) such number of shares as determined by the ESPP administrator (the “ESPP Evergreen”). The number of shares reserved under the ESPP is subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization.
During the years ended December 31, 2022 and 2021, the Company issued 120,947 and 27,580 shares, respectively of common stock. The total number of shares of common stock available for future grant was 1,467,026 as of December 31, 2022, which does not include the shares added to the ESPP reserve on January 1, 2023 as a result of the ESPP Evergreen for the year ended December 31, 2022.
2019 Inducement Plan
The Company’s 2019 Inducement Plan (the “2019 Plan”) was adopted by the Board on December 11, 2019. The purpose of the 2019 Plan is to allow the Company to grant equity awards to new employees as inducements material to such new employee’s acceptance of employment with the Company. The Company intends that the shares underlying the 2019 Plan be reserved for persons to whom the Company may issue securities without stockholder approval as an inducement pursuant to Rule 5635(c)(4) of the Nasdaq marketplace rules.
The Company initially reserved 1,800,000 shares of its common stock for the issuance of awards under the 2019 Plan.
The number of shares of common stock available for future grant under the 2019 Plan was 786,656 as of December 31, 2022.
2020 Inducement Plan
The Company’s 2020 Inducement Plan (the “2020 Plan”) was adopted by the Board on December 9, 2020. The purpose of the 2020 Plan is to allow the Company to grant equity awards to new employees as inducements material to such new employee’s acceptance of employment with the Company. The Company intends that the shares underlying the 2020 Plan be reserved for persons to whom the Company may issue securities without stockholder approval as an inducement pursuant to Rule 5635(c)(4) of the Nasdaq marketplace rules.
The Company initially reserved 1,700,000 shares of its common stock for the issuance of awards under the 2020 Plan.
The number of shares of common stock available for future grant under the 2020 Plan was 1,637,000 as of December 31, 2022.
Stock Option Valuation
The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and members of the Board were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2022	2021
Expected option life (years)	5.98	6.06
Risk-free interest rate	2.47%	0.80%
Expected volatility	80.43%	81.22%
Expected dividend yield	—%	—%

The following table summarizes the Company’s stock option activity for the year ended December 31, 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	7,423,777	$13.54	6.79	$1,469
Granted	5,369,650	$1.43
Exercised	(142,013)	$0.41
Cancelled or forfeited	(3,228,143)	$12.31

Outstanding as of December 31, 2022	9,423,271	$7.26	8.14	$22

Exercisable as of December 31, 2022	3,068,082	$13.11	6.15	$22
The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the estimated fair value of the Company’s common stock.
The aggregate intrinsic value of options exercised during the years ended December 31, 2022 and 2021 was $50 and $1,826, respectively.
The weighted-average grant-date fair value of the Company’s stock options granted during the years ended December 31, 2022 and 2021 was $0.99 and $8.70, respectively.
Restricted Common Stock
The Company has granted restricted common stock (or restricted stock awards) with time-based vesting conditions to certain employees of the Company.

The purchase price of the restricted stock awards are determined by the Board. Unvested shares of restricted stock awards may not be sold or transferred by the holder. These restrictions lapse according to the time-based vesting conditions of each award. The Company has the option to repurchase the restricted stock awards at the original purchase price if the grantee terminates its working relationship with the Company prior to the vesting date. There were no unvested restricted stock awards as of December 31, 2022.
Restricted stock units
Restricted stock units represent an unsecured promise to grant at no cost a set number of shares of common stock upon vesting. With respect to restricted stock units, recipients are not entitled to cash dividends and have no voting rights during the vesting period.
The following table summarizes the Company’s restricted stock award and restricted stock unit activity for the year ended December 31, 2022:

	Number of Shares	Weighted- Average Grant Date Fair Value
Issued and unvested as of December 31, 2021	599,850	$9.64
Granted	920,168	1.56
Vested	(575)	15.65
Forfeited, cancelled or expired	(579,051)	6.56

Issued and unvested as of December 31, 2022	940,392	$3.62

The total fair value of restricted stock awards and restricted stock units vested during the years ended December 31, 2022 and 2021 was $9 and $5, respectively.
Stock-Based Compensation
Stock-based compensation expense was allocated as follows:

	Year Ended December 31,
	2022	2021
Research and development	$2,785	$6,996
General and administrative	8,737	11,583

Total stock-based compensation expense	$11,522	$18,579

As of December 31, 2022, total unrecognized compensation cost related to unvested stock-based awards was $18,719, which is expected to be recognized over a weighted-average period of 2.3 years.